DEBT - Schedule of Carrying Values USD $ (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 30, 2020	Aug. 27, 2020	Jan. 18, 2017
2020 Exchangeable Notes
Debt Instrument [Line Items]
Principal	$ 460,000,000	$ 460,000,000	$ 460,000,000	$ 460,000,000
Conversion option (Level 2)	0
Debt issuance costs, net of amortization	(4,618,000)	(5,975,000)
Unamortized discount	0	(24,758,000)
Net liability carrying amount	455,382,000	429,267,000
Equity component - net carrying value		32,746,000
2017 Exchangeable Notes
Debt Instrument [Line Items]
Principal	90,055,000	110,187,000			$ 90,055,000
Conversion option (Level 2)	122,323,000	292,940,000
Debt issuance costs, net of amortization	(335,000)	(780,000)
Unamortized discount	(2,751,000)	(6,401,000)
Net liability carrying amount	$ 209,292,000	395,946,000
Equity component - net carrying value		$ 0